Investments in associates and joint ventures - Composition and movements (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in joint ventures
Equity of the joint venture	$ 6,803,601	$ 5,749,030
Investments in associates
Investments in associates	2,692,999	2,608,156
Investments in joint ventures and associates	9,496,600	8,357,186	$ 3,174,628	$ 3,245,072
Cost
Investments in joint ventures
Equity of the joint venture	7,212,342	6,155,679
Investments in associates
Investments in associates	2,702,398	2,617,555
Accumulated impairment
Investments in associates
Investments in associates	(9,399)	(9,399)
Gases del Caribe S.A. E.S.P. | Cost
Investments in associates
Investments in associates	1,495,341	1,515,838
ATP Tower Holdings | Cost
Investments in associates
Investments in associates	913,218	813,697
Gas Natural del Oriente S.A. E.S.P. | Cost
Investments in associates
Investments in associates	148,254	142,508
Gases de la Guajira S.A. E.S.P. | Cost
Investments in associates
Investments in associates	69,376	69,461
E2 Energia Eficiente S.A. E.S.P. | Cost
Investments in associates
Investments in associates	34,944	35,062
Extrucol S.A. | Cost
Investments in associates
Investments in associates	27,680	28,578
Serviport S.A. | Cost
Investments in associates
Investments in associates	9,399	9,399
Sociedad Portuaria Olefinas | Cost
Investments in associates
Investments in associates	4,186	3,012
Equion Energy Limited
Investments in joint ventures
Equity of the joint venture	1,639,264	2,960,397
Equion Energy Limited | Cost
Investments in joint ventures
Equity of the joint venture	1,191,154	1,860,634
Equion Energy Limited | Accumulated impairment
Investments in joint ventures
Equity of the joint venture	(400,196)	(398,104)
Interligacao Electrica do Madeira S.A.
Investments in joint ventures
Equity of the joint venture	3,438,987	2,504,773
Interligacao Electrica do Madeira S.A. | Cost
Investments in joint ventures
Equity of the joint venture	1,871,142	1,374,483
Transmissora Alianca de Energia Electrica S.A. | Cost
Investments in joint ventures
Equity of the joint venture	1,830,504	1,496,060
Interligacao Electrica Paraguacu S.A. | Cost
Investments in joint ventures
Equity of the joint venture	614,112	412,526
Interligacao Electrica Ivai S.A. | Cost
Investments in joint ventures
Equity of the joint venture	469,176	288,224
Interligacao Electrica Garanhuns S.A. | Cost
Investments in joint ventures
Equity of the joint venture	571,328	363,498
Interligacao Electrica Aimors S.A. | Cost
Investments in joint ventures
Equity of the joint venture	411,495	278,408
Conexion Kimal Lo Aguirre S.A. | Cost
Investments in joint ventures
Equity of the joint venture	169,230
Ecodiesel Colombia S.A. | Cost
Investments in joint ventures
Equity of the joint venture	54,614	64,019
Interconexion Electrica Colombia Panama S.A. | Cost
Investments in joint ventures
Equity of the joint venture	20,516	8,737
Transnexa S.A. E.M.A. | Cost
Investments in joint ventures
Equity of the joint venture	8,545	8,545
Transnexa S.A. E.M.A. | Accumulated impairment
Investments in joint ventures
Equity of the joint venture	(8,545)	(8,545)
Derivex S.A. | Cost
Investments in joint ventures
Equity of the joint venture	439	448
Parques de Rio | Cost
Investments in joint ventures
Equity of the joint venture	83	93
Interconexion Electrica Colombia Panama S.A.S. E.S.P | Cost
Investments in joint ventures
Equity of the joint venture	$ 4	$ 4